Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for Other NEOs	Compensation Actually Paid to Other NEOs (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2025	$406,785	$406,785	$250,545	$250,545	$113	$5,110,977
2024	$445,875	$445,875	$227,545	$227,545	$124	$5,590,936
2023	$528,751	$528,751	$247,090	$247,090	$102	$5,476,171

Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid to Mr. Assaf Ran, our Chief Executive Officer, and to Ms. Vanessa Kao, our Chief Financial Officer. No awards were granted to our Chief Executive Officers and our Chief Financial Officer during each of the fiscal years ended December 31, 2025, 2024 and 2023. See “Executive Compensation – Summary Compensation Table” for certain other compensation of our Chief Executive Officer and our Chief Financial Officer for each applicable fiscal year.

PEO Total Compensation Amount		$ 406,785	$ 445,875	$ 528,751
Compensation Actually Paid to the CEO	[1]	$ 406,785	445,875	528,751
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our Chief Executive Officer represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2025	2024	2023
Total Compensation in the Summary Compensation Table	$406,785	$445,875	$528,751
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	0	0	0
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	0	0	0
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(1)	0	0	0
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	0	0	0
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	0	0	0
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	0	0	0
Total Adjustments	0	0	0
Compensation Actually Paid to the CEO	$406,785	$445,875	$528,751

(1)	No awards were granted to our Chief Executive Officer during each of the fiscal years ended December 31, 2025, 2024 and 2023.

Non-PEO NEO Average Total Compensation Amount		$ 250,545	227,545	247,090
Compensation Actually Paid to our other Named Executive Officers	[1]	$ 250,545	227,545	247,090
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2025	2024	2023
Total Compensation in the Summary Compensation Table	$250,545	$227,545	$247,090
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	0	0	0
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	0	0	0
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(2)	0	0	0
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	0	0	0
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	0	0	0
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	0	0	0
Total Adjustments	0	0	0
Compensation Actually Paid to our other Named Executive Officers	$250,545	$227,545	$247,090

(2)	No awards were granted to our other Named Executive Officers during each of the fiscal years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount		$ 113	124	102
Net Income (Loss) Attributable to Parent		$ 5,110,977	$ 5,590,936	$ 5,476,171
PEO Name		Mr. Assaf Ran	Mr. Assaf Ran	Mr. Assaf Ran
PEO [Member]
Pay vs Performance Disclosure [Table]
Compensation Actually Paid to the CEO		$ 406,785	$ 445,875	$ 528,751
Total Adjustments		0	0	0
PEO [Member] | Total Compensation in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		406,785	445,875	528,751
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
PEO [Member] | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
PEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[2]	0	0	0
PEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[2]	0	0	0
PEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
PEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Compensation Actually Paid to our other Named Executive Officers		250,545	227,545	247,090
Total Adjustments		0	0	0
Non-PEO NEO [Member] | Total Compensation in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		250,545	227,545	247,090
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
Non-PEO NEO [Member] | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[3]	0	0	0
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[3]	0	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		0	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 0	$ 0	$ 0

[1]	Amounts represent compensation actually paid to Mr. Assaf Ran, our Chief Executive Officer, and to Ms. Vanessa Kao, our Chief Financial Officer. No awards were granted to our Chief Executive Officers and our Chief Financial Officer during each of the fiscal years ended December 31, 2025, 2024 and 2023. See “Executive Compensation – Summary Compensation Table” for certain other compensation of our Chief Executive Officer and our Chief Financial Officer for each applicable fiscal year.
[2]	No awards were granted to our Chief Executive Officer during each of the fiscal years ended December 31, 2025, 2024 and 2023.
[3]	No awards were granted to our other Named Executive Officers during each of the fiscal years ended December 31, 2025, 2024 and 2023.